Finance Costs - Summary of Finance Cost (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Finance Costs [abstract]
Interest on interest-bearing liabilities	$ 125	$ 112
Interest on lease liabilities	51	54
Accretion charge	145	134
Other finance costs	13	21
Less: Finance costs capitalised against qualifying assets	(187)	(184)
Finance costs	$ 147	$ 137